Leases - Narrative (Details)	12 Months Ended
	Dec. 31, 2019	Jan. 01, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Weighted average rate	15.00%	15.00%
Minimum
Disclosure of quantitative information about right-of-use assets [line items]
Lease term	3 years
Maximum
Disclosure of quantitative information about right-of-use assets [line items]
Lease term	5 years